UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	81121237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices)	(Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Funds
FCI Equity Fund
Schedule of Investments
December 31, 2006
(Unaudited)

Common Stocks - 72.21%	Shares	Value

Aircraft Engines & Engine Parts - 2.20%
United Technologies Corp.	3,000	$187,560

Beverages - 2.99%
PepsiCo, Inc.	4,075	254,891

Biological Products, (No Diagnostic Substances) - 1.64%
Amgen, Inc. (a)	2,050	140,035

Bituminous Coal & Lignite Surface Mining - 0.64%
Arch Coal, Inc.	1,810	54,354

Commercial Banks - 2.76%
Barclays, plc. (b)	4,050	235,467

Crude Petroleum & Natural Gas - 0.83%
Apache Corp.	1,065	70,833

Electronic & Other Electrical Equipment - 3.17%
General Electric Co.	7,265	270,331

Finance Services - 3.74%
American Express Co.	2,230	135,294
JP Morgan Chase & Co.	3,800	183,540
		318,834

Fire, Marine & Casualty Insurance - 2.15%
American International Group, Inc.	2,560	183,450

General Industrial Machinery & Equipment - 1.38%
Ingersoll-Rand Co. Ltd. - Class A	3,000	117,390

Industrial Inorganic Chemicals - 1.41%
Praxair, Inc.	2,030	120,440

Industrial Instruments for Measurement - 1.74%
Danaher Corp.	2,050	148,502

Leather & Leather Products - 1.61%
Coach, Inc. (a)	3,185	136,828

Metal Mining - 1.73%
BHP Billiton Ltd. (b)	3,700	147,075

National Commercial Banks - 3.20%
Bank of America Corp.	3,075	164,174
Citigroup, Inc.	1,950	108,615
		272,789

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.24%
Intuitive Surgical, Inc. (a)	1,100	105,490

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2006
(Unaudited)

Common Stocks - 72.21% - continued	Shares	Value

Petroleum Refining - 6.36%
Chevron Corp.	1,695	$124,633
Conocophillips	2,750	197,863
Exxon Mobil Corp.	2,865	219,545
		542,041

Perfumes, Cosmetics & Other Toilet Preparations - 1.91%
Colgate-Palmolive Co.	2,500	163,100

Pharmaceutical Preparations - 5.33%
Johnson & Johnson	3,835	253,187
Novartis AG (b)	3,500	201,040
		454,227

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 1.72%
Dupont (E.I.) De Nemours & Co.	3,000	146,130

Radio, TV Broadcasting & Communications Equipment - 1.85%
QUALCOMM, Inc.	4,175	157,773

Retail - Eating Places - 1.93%
Yum! Brands, Inc.	2,800	164,640

Retail - Lumber & Other Building Materials Dealers - 1.57%
Lowe's Companies, Inc.	4,300	133,945

Retail - Radio, TV & Consumer Electronics Stores - 1.56%
Best Buy Co., Inc.	2,700	132,813

Retail - Variety Stores - 1.92%
Target Corp.	2,860	163,163

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.54%
Garmin, Ltd.	2,350	130,801

Semiconductors & Related Devices - 1.70%
Texas Instruments, Inc.	5,040	145,152

Services - Prepackaged Software - 4.13%
Citrix Systems, Inc. (a)	4,500	121,725
Microsoft Corp.	7,700	229,922
		351,647

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.87%
Procter & Gamble Co.	3,800	244,226

State Commercial Bank - 1.50%
Northern Trust Corp.	2,110	128,056

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2006
(Unaudited)

Common Stocks - 72.21% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 1.83%
3M Co.	2,000	155,860

Water Supply - 2.06%
Aqua America, Inc.	7,700	175,406

TOTAL COMMON STOCKS (Cost $5,809,079)		6,153,249

Exchange-Traded Funds - 23.23%
Energy Select Sector SPDR Fund	2,800	164,164
Financial Select Sector SPDR Fund	12,500	459,250
Health Care Select Sector SPDR Fund	10,900	365,041
iShares Dow Jones US Technology Sector Index Fund	9,100	495,495
iShares Goldman Sachs Semiconductor Index Fund	3,750	228,788
Vanguard Telecommunication Services VIPERS	3,625	266,836

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,886,670)		1,979,574

Money Market Securities - 5.17%
Huntington Trust Money Market, 4.410% (c)	440,736	440,736

TOTAL MONEY MARKET SECURITIES (Cost $440,736)		440,736

TOTAL INVESTMENTS (Cost $8,136,485) - 100.61%		$ 8,573,559

Liabilities in excess of other assets - (0.61)%		(51,591)

TOTAL NET ASSETS - 100.00%		$ 8,521,968

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2006.

Tax Related
Gross unrealized appreciation		$ 506,710

Gross unrealized depreciation	(69,636)
Net unrealized appreciation	$ 437,074

Aggregate cost of securities for income tax purposes	$ 8,136,485

*See accompanying notes which are an integral part of these financial statements.

FCI Bond Fund
Schedule of Investments
December 31, 2006
(Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 41.49%
Alcoa, Inc., 4.250%, 08/15/07	$ 250,000	$247,734
Allstate Life Global Funding, 4.250%, 02/26/10	250,000	242,691
American General Finance, 4.000%, 03/15/11	210,000	199,564
Bank of America Corp., 7.400%, 01/15/11	250,000	269,507
Bellsouth Corp., 4.200%, 09/15/09	250,000	243,187
Cisco Systems, Inc., 5.250%, 02/22/11	250,000	250,858
CIT Group, Inc., 5.000%, 02/13/14	250,000	241,962
Citigroup, Inc., 6.200%, 03/15/09	300,000	306,038
Compass Bank, 5.900%, 4/01/26	200,000	199,340
Countrywide Home Loans, 3.250%, 05/21/08	210,000	204,221
Ei Du Pont De Nemours, 4.125%, 04/30/10	250,000	242,758
GE Cap Corp., 6.875%, 11/15/10	300,000	317,452
Household Finance Corp., 4.625%, 01/15/08	210,000	208,647
Huntington National Bank, 5.375%, 02/28/19	250,000	238,255
IBM Corp., 5.375%, 02/01/09	300,000	301,208
J P Morgan, 6.000%, 01/15/09	250,000	253,675
Merrill Lynch Co., 5.300%, 09/30/15	250,000	247,997
Morgan Stanley, 5.050%, 01/21/11	250,000	248,600
Oracle Corp., 5.000%, 01/15/11	200,000	198,165
SBC Communications, 5.000%, 09/15/2009	210,000	204,091
Verizon Global, 4.900%, 09/15/15	110,000	105,093
Vodafone Group, 7.750%, 02/15/10	200,000	213,284

TOTAL CORPORATE BONDS (Cost $5,192,561)		5,184,327

U.S. Government Agency Obligations - 21.12%
Federal Home Loan Bank, 5.000%, 09/18/09	250,000	250,570
Federal Home Loan Mortgage Co., 5.125%, 07/15/12	560,000	564,672
Federal Home Loan Mortgage Co., 6.625%, 09/15/09	915,000	953,559
Federal National Mortgage Association, 5.000%, 01/15/07	200,000	200,018
Federal National Mortgage Association, 5.450% , 03/19/07 (b)	300,000	299,019
Federal National Mortgage Association, 6.625%, 11/15/10	350,000	370,988

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,641,701)		2,638,826

Mortgage Backed Securities - 15.63%
Federal National Mortgage Association, 5.000%, 09/01/35	540,015	521,684
Federal National Mortgage Association, 5.500%, 01/01/36	458,758	453,983
Federal National Mortgage Association, 5.500%, 04/01/36	446,592	441,475
Federal National Mortgage Association, 5.500%, 11/01/35	542,418	536,392

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,936,094)		1,953,534

U.S. Treasury Notes - 19.03%
U.S. Treasury Bond, 6.250%, 08/15/23	215,000	247,536
U.S. Treasury Note, 3.875%, 09/15/10	840,000	816,802
U.S. Treasury Note, 4.000%, 08/31/07	410,000	407,342
U.S. Treasury Note, 6.000%, 08/15/09	880,000	906,847

TOTAL U.S. TREASURY NOTES (Cost $2,383,504)		2,378,527

*See accompanying notes which are an integral part of these financial statements.

FCI Bond Fund
Schedule of Investments - continued
December 31, 2006
(Unaudited)
	Shares	Value
Money Market Securities - 0.91%
Huntington Trust Money Market, 4.410% (a)	113,622	113,622

TOTAL MONEY MARKET SECURITIES (Cost $113,622)		113,622

TOTAL INVESTMENTS (Cost $12,267,482) - 98.18%		$ 12,268,836

Other assets less liabilities - 1.82%		227,781

TOTAL NET ASSETS - 100.00%		$ 12,496,617

(a) Variable rate securities; the money market rate shown represents the rate at December 31, 2006.
(b) Variable rate securities; the coupon rate shown represents the rate at December 31, 2006.

Tax Related
Gross unrealized appreciation		$ 25,363
Gross unrealized depreciation		(24,009)
Net unrealized appreciation		$ 1,354

Aggregate cost of securities for income tax purposes		$ 12,267,482

*See accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Schedule of Investments
December 31, 2006
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Iron Market Opportunity Fund
Schedule of Investments
December 31, 2006
(Unaudited)
	Principal
Corporate Bonds - 52.79%	Amount	Value

American Airlines Inc., 5.98563%, 9/23/2007 (a) (b)	$ 1,259,101	$1,260,244
American Express Centurion, 5.440%, 09/14/2007 (a)	1,000,000	1,001,041
American Express Travel, 5.54938%, 06/01/2011 (a)	1,000,000	1,001,785
Barton Springs, 6.665%, 12/20/2010 (a) (c)	1,000,000	986,500
Bear Stearns Cos, Inc., 5.58375%, 08/15/2011(a)	2,000,000	2,004,134
Berkshire Hathaway, 5.4355.435%, 05/16/2008 (a)	500,000	500,764
CIT Group Inc., 5.65625%, 07/28/2011 (a)	2,000,000	2,004,204
CIT Group Holdings, Inc., 5.765%, 12/21/2012 (a)	1,000,000	1,006,590
Countrywide Financial Corp., 5.635%, 12/19/2008 (a)	2,000,000	2,006,424
Credit Suisse FB USA, 5.57375%, 08/15/2010 (a)	1,000,000	1,003,294
Crown, Cork & Seal, 6.470%, 06/20/2012 (a) (c)	1,000,000	1,005,500
Crown, Cork & Seal, 5.970%, 12/20/2012 (a) (c)	1,000,000	1,007,500
General Electric Capital Corp., 5.500%, 11/15/2011	1,000,000	999,395
General Electric Capital Corp., 5.52063%, 02/02/2009 (a)	2,000,000	2,005,730
General Electric Capital Corp., 5.50125%, 11,01,2012 (a)	1,000,000	1,001,711
General Motors Acceptance Corp., 6.27375%, 01/16/2007 (a)	625,000	625,003
Goldman Sachs Group, Inc., 5.96375%, 09/29/2014 (a)	1,000,000	1,018,372
International Lease Finance Corp., 5.72344%, 07/13/2012 (a)	1,000,000	1,006,542
I-Preferred Term Securities IV, 7.11063%, 06/24/2034 (a) (c)	3,000,000	3,015,750
I-Preferred Term Securities IV, 7.470%, 12/11/2032 (a) (c)	500,000	502,625
Jefferson - Pilot Life Funding Trust I, 5.43938%, 06/02/2008 (a) (c)	1,000,000	1,000,010
Landesbank Baden-Wurttemberg, 4.520%, 02/28/2007 (a)	2,000,000	1,998,340
Merrill Lynch Co., Inc., 5.57125%, 11/01/2011(a)	2,000,000	2,004,588
Morgan Stanley, 4.820%, 03/01/2011 (a)	1,000,000	987,573
Morgan Stanley, 4.620%, 01/09/2012 (a)	1,000,000	1,003,017
Preferred Term Securities XVI, 6.910%, 03/23/2035 (a) (c)	1,000,000	1,011,250
Preferred Term Securities XVII, 5.86063%, 06/23/2035 (a) (b) (c)	3,000,000	3,013,125
Preferred Term Securities XVII, 6.16063%, 06/23/2035 (a) (b) (c)	2,000,000	2,008,750
Preferred Term Securities XVII, 6.76063%, 06/23/2035 (a) (b) (c)	1,000,000	1,005,625
Royal Bank of Scotland Plc., 5.200%, 05/09/2008 (a) (c)	2,000,000	2,000,060
SLM Corp., 5.53688%, 07/26/2010 (a)	1,000,000	1,001,187
US Bank N.A., 5.320%, 12/05/2007 (a)	1,000,000	1,000,204
Vodafone Group PLC., 5.42375%, 06/29/2007 (a)	1,000,000	1,000,189
Washington Mutual, Inc., 5.79500%, 05/20/2013 (a)	1,000,000	1,001,289
Washington Mutual, Inc., 5.66500%, 03/22/2012 (a)	1,000,000	1,003,188

TOTAL CORPORATE BONDS (Cost $45,946,757)		46,001,503

Mortgage-Backed Bonds - 9.72%

First Horizon Mortgage Asset Backed Trust, 5.480%, 10/25/2026 (a) (b)	985,973	985,665
First Horizon Mortgage Pass-Through Trust, 5.620%, 02/25/2035 (a)	565,456	566,419
First Horizon Mortgage Pass-Through Trust, 5.970%, 02/25/2035 (a)	186,296	186,682
FNMA Pass-thru, 6.575%, 10/01/2034 (a)	244,014	248,687
FNMA, 5.500%, 04/01/2036	4,000,000	3,954,167
FHLMC, 5.500%, 08/15/2013	1,818,270	1,818,546
GNMA, 5.000%, 01/20/2035	577,147	573,765
GNMA, 5.750%, 08/20/2031 (a)	136,440	137,376

TOTAL MORTGAGE BACKED BONDS (Cost $8,503,020)	8,471,307

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Schedule of Investments - continued
December 31, 2006
(Unaudited)

Government Agency Bonds - 24.36%	Principal
	Amount	Value
Federal Home Loan Bank - 22.31%

FHLB, 5.226%, 01/29/2007 (a)	$ 1,000,000	$ 999,117
FHLB, 4.300%, 08/18/2008	2,000,000	1,975,092
FHLB, 4.000%, 01/25/2008 (a)	2,000,000	1,991,770
FHLB, 4.000%, 06/17/2008	1,000,000	984,787
FHLB, 4.360%, 02/22/2007 (a)	7,000,000	6,995,275
FHLB, 4.825%, 04/27/2007 (a)	2,500,000	2,499,205
FHLB, 5.000%, 03/02/2007	1,000,000	999,492
FHLB, 5.000%, 03/28/2008	1,000,000	998,306
FHLB, 5.174%, 06/14/2007 (a)	2,000,000	2,000,536
		19,443,580

Federal National Mortgage Association - 2.05%

FNMA, 4.000%, 08/20/2008	422,000	414,923
FNMA, 4.040%, 03/16/2009	1,405,000	1,376,133
		1,791,056

TOTAL GOVERNMENT AGENCY BONDS (Cost $21,312,801)		21,234,636

Municipal Bonds - 0.03%

Jefferson Franklin College, 5.159%, 01/20/2035	25,000	24,525

TOTAL MUNICIPAL BONDS (Cost $25,000)		24,525

Mutual Funds, excluding Money Market Mutual Funds - 9.64%	Shares

Franklin Floating Rate Daily Access Fund	833,430	8,400,973

TOTAL MUTUAL FUNDS (Cost $8,440,692)		8,400,973

Preferred Stock - 1.15%

Woodbourne Pass Thru Trust (a) (c)	10	1,001,563

TOTAL PREFERRED STOCK (Cost $1,002,360)		1,001,563

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund

Schedule of Investments - continued
December 31, 2006
(Unaudited)
	Shares	Value
Money Market Securities - 1.58%

Federated Investors Prime Obligation Fund, 5.26% (d)	1,375,551	$ 1,375,551

TOTAL MONEY MARKET SECURITIES (Cost $1,375,551)		1,375,551

TOTAL INVESTMENTS (Cost $86,606,181) - 99.27%		$ 86,510,058

Cash & other assets less liabilities - 0.73%		635,196

TOTAL NET ASSETS - 100.00%		$ 87,145,254

(a) Variable rate security; the coupon rate shown represents that rate at December 31, 2006.
(b) Asset-backed security.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(d) Variable rate security; the money market rate shown represents the rate at December 31, 2006.

Tax Related, excluding futures and short positions
Unrealized appreciation		$ 115,324
Unrealized depreciation		(211,447)
Net unrealized depreciation		$ (96,123)

Aggregate cost of securities for income tax purposes		$ 86,603,181

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Schedule of Investments - continued
December 31, 2006
(Unaudited)

	Number of Long	Settlement	Unrealized
Futures Contracts	Contracts	Value	Depreciation
2 Year U.S. Treasury Notes, 03/31/2007	20	$4,080,624	$(15,000)

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Schedule of Investments - continued
December 31, 2006
(Unaudited)
Principal
Securities Sold Short	Amount	Value
FNMA, 5.500%, 02/15/2037 (e)	$ 2,000,000	$ 1,975,624

Total (Proceeds Received $1,985,313)	$ 2,000,000	$ 1,975,624

(e) Mortgage-backed security.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments
December 31, 2006
(Unaudited)

Mutual Funds - 40.48%		Shares	Value

Delaware High Yield Opportunities Fund		1,404,650	$ 6,208,554
Loomis Sayles Institutional High Income Fund		509,567	4,102,017
Pimco High Yield Institutional Fund		1,039,384	10,279,504
WM High Yield Fund		1,065,276	9,299,856

TOTAL MUTUAL FUNDS (Cost $29,647,371)			29,889,931

Money Markets - 44.78%

AIM Stit-Stic Prime Portfolio, 5.27% (a)		13,063,668	13,063,668
Credit Suisse MM, 5.31% (a)		20,000,000	20,000,000

TOTAL MONEY MARKETS (Cost $33,063,668)			33,063,668

TOTAL INVESTMENTS (Cost $62,711,039) - 85.26%			$ 62,953,599

Cash & other assets less liabilities - 1.99%			1,276,698

TOTAL NET ASSETS - 100.00%			$ 64,230,297

Tax Related, excluding swaps
Unrealized appreciation			$ 325,212
Unrealized depreciation			(82,651)
Net unrealized appreciation			$ 242,561

Aggregate cost of securities for income tax purposes			$ 62,711,039

	Termination	Notional	Appreciation/
Credit Default Swaps	Date	Amount	(Depreciation)

Dow Jones CDX North America High Yield Credit Default Swap,	12/20/2011	10,249,678	$ 175,143

TOTAL SWAP AGREEMENTS			$ 175,143

(a) Variable rate securities; the money market rate shown represents the rate at December 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Related Notes to the Schedule of Investments
December 31, 2006
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Options on Futures Contracts - The Fund may write, purchase or short sell call and put options on futures contracts. When entering into these contracts, the Fund is required to make an initial cash deposit with a broker which is adjusted daily based on the fluctuation of the contracts held. Writing put options or purchasing call options tends to increase the Fund's exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, or short sells a call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an asset. These contracts are adjusted to the current market value, based on the option's quoted daily settlement price, and reflected as such in the financial statements.

Futures Contracts – The Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Swaps – The Funds may enter into total return swap agreements, which are over-the-counter contracts, in which one party agrees to make periodic payments based on the change in market value of a specified hedge fund, specified equity security, basket of equity securities, equity index, commodity index, or US Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or US Dollar index. Swap agreements are used to obtain exposure to a specified HFRX Strategy or Strategies, equity or market without owning or taking physical custody of securities. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Upfront payments made by the Fund are recorded as an asset on the Fund’s books, any subsequent payments received or made are recorded as realized gain or loss.

A small investment in swaps or other derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. Risks may arise from unanticipated movements in interest rates or in the price of the underlying assets and/or the failure of the counterparty of the swap agreement to comply with the terms of the contract.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of December 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	3/1/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	3/1/07

By	/s/ Terry Gallagher
Terry Gallagher, Vice President and Interim Chief Financial Officer and Treasurer

Date	3/1/07